Quarterly Portfolios of Investments
July 31, 2021
Domestic Equity Funds

	Retirement Class	Institutional Class	Administrative Class	Investor Class
Harbor Capital Appreciation Fund	HNACX	HACAX	HRCAX	HCAIX
Harbor Large Cap Value Fund	HNLVX	HAVLX	HRLVX	HILVX
Harbor Mid Cap Fund	HMCRX	HMCLX	HMCDX	HMCNX
Harbor Mid Cap Growth Fund	HNMGX	HAMGX	HRMGX	HIMGX
Harbor Mid Cap Value Fund	HNMVX	HAMVX	HRMVX	HIMVX
Harbor Small Cap Growth Fund	HNSGX	HASGX	HRSGX	HISGX
Harbor Small Cap Value Fund	HNVRX	HASCX	HSVRX	HISVX
Harbor Strategic Growth Fund	HNGSX	MVSGX	HSRGX	HISWX

Harbor Capital Appreciation Fund

Portfolio of Investments—July 31, 2021 (Unaudited)

 Value, Cost, and Principal Amounts in Thousands
COMMON STOCKS—100.0%
Shares		Value
AEROSPACE & DEFENSE—0.5%
1,589,721	Safran SA (France)	$208,054
AUTOMOBILES—5.1%
3,094,536	Tesla Inc.*	2,126,565
CAPITAL MARKETS—1.4%
592,751	Goldman Sachs Group Inc.	222,210
802,127	S&P Global Inc.	343,888
		566,098
ENTERTAINMENT—3.2%
1,849,645	Netflix Inc.*	957,321
2,829,592	Roblox Corp.*	217,822
768,248	Spotify Technology SA (Sweden)*	175,675
		1,350,818
FOOD & STAPLES RETAILING—1.2%
1,213,538	Costco Wholesale Corp.	521,482
HEALTH CARE EQUIPMENT & SUPPLIES—2.3%
1,635,003	Danaher Corp.	486,397
554,655	Dexcom Inc.*	285,930
203,305	Intuitive Surgical Inc.*	201,569
		973,896
HEALTH CARE PROVIDERS & SERVICES—0.8%
769,219	UnitedHealth Group Inc.	317,087
HOTELS, RESTAURANTS & LEISURE—2.9%
2,942,147	Airbnb Inc.*	423,699
304,563	Chipotle Mexican Grill Inc.*	567,535
1,646,709	Marriott International Inc.*	240,386
		1,231,620
INTERACTIVE MEDIA & SERVICES—14.0%
494,173	Alphabet Inc. Class A*	1,331,564
463,081	Alphabet Inc. Class C*	1,252,366
4,649,330	Facebook Inc.*	1,656,556
4,986,604	Match Group Inc.*	794,216
11,336,358	Snap Inc.*	843,652
		5,878,354
INTERNET & DIRECT MARKETING RETAIL—7.4%
844,484	Amazon.com Inc.*	2,810,097
181,660	MercadoLibre Inc. (Argentina)*	284,970
		3,095,067
IT SERVICES—18.4%
318,848	Adyen NV (Netherlands)*,1	864,094
2,021,105	Mastercard Inc.	780,025
3,256,339	PayPal Holdings Inc.*	897,219
1,330,649	Shopify Inc. (Canada)*	1,995,880
1,011,864	Snowflake Inc.*	268,872
3,112,092	Square Inc.*	769,496
2,323,929	Twilio Inc.*	868,197
5,155,229	Visa Inc.	1,270,197
		7,713,980
MULTILINE RETAIL—1.6%
2,551,734	Target Corp.	666,130
PERSONAL PRODUCTS—2.0%
2,547,025	Estée Lauder Companies Inc.	850,273
COMMON STOCKS—Continued
Shares		Value
PHARMACEUTICALS—1.5%
2,641,970	Eli Lilly and Co.	$643,320
ROAD & RAIL—1.5%
14,933,205	Uber Technologies Inc.*	648,997
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—5.7%
9,189,196	NVIDIA Corp.	1,791,802
5,253,629	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)[2]	612,783
		2,404,585
SOFTWARE—15.0%
2,395,217	Adobe Inc.*	1,488,939
1,510,866	Atlassian Corp. plc (Australia)*	491,213
2,770,341	CrowdStrike Holdings Inc.*	702,586
1,519,976	DocuSign Inc.*	453,014
6,672,653	Microsoft Corp.	1,901,105
3,013,039	salesforce.com Inc.*	728,944
3,930,016	Trade Desk Inc.*	321,908
899,640	Workday Inc.*	210,876
		6,298,585
SPECIALTY RETAIL—3.4%
1,648,411	Carvana Co.*	556,438
1,269,801	Home Depot Inc.	416,736
6,576,796	TJX Companies Inc.	452,549
		1,425,723
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—5.1%
14,737,427	Apple Inc.	2,149,601
TEXTILES, APPAREL & LUXURY GOODS—7.0%
774,681	Kering SA (France)	694,996
1,514,862	Lululemon Athletica Inc. (Canada)*	606,202
1,110,513	LVMH Moet Hennessy Louis Vuitton SE (France)	889,151
4,583,066	NIKE Inc.	767,710
		2,958,059
TOTAL COMMON STOCKS
(Cost $20,912,515)		42,028,294
TOTAL INVESTMENTS—100.0%
(Cost $20,912,515)		42,028,294
CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		(18,157)
TOTAL NET ASSETS—100.0%		$42,010,137

Harbor Capital Appreciation Fund

Portfolio of Investments—Continued

FAIR VALUE MEASUREMENTS
At July 31, 2021, the investments in Adyen NV, Kering SA, LVMH Moet Hennessy Louis Vuitton SE, and Safran SA (as disclosed in the preceding Portfolio of Investments) were classified as Level 2 and all other investments were classified as Level 1. There were no Level 3 investments at July 31, 2021 or October 31, 2020.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security
1
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At July 31, 2021, the aggregate value of these securities was $864,094 or 2% of net assets.

2
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.

The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Large Cap Value Fund

Portfolio of Investments—July 31, 2021 (Unaudited)

 Value, Cost, and Principal Amounts in Thousands
COMMON STOCKS—97.8%
Shares		Value
AEROSPACE & DEFENSE—1.7%
216,091	General Dynamics Corp.	$42,360
AUTO COMPONENTS—2.4%
1,815,793	CIE Generale des Etablissements Michelin SCA ADR (France)[1]	59,340
BANKS—7.7%
453,190	Commerce Bancshares Inc.	32,054
363,000	Cullen/Frost Bankers Inc.	38,957
313,612	East West Bancorp Inc.	22,314
91,944	JPMorgan Chase & Co.	13,955
4,595,000	Mitsubishi UFJ Financial Group Inc. ADR (Japan)[1]	24,400
317,137	PNC Financial Services Group Inc.	57,849
		189,529
BEVERAGES—2.1%
908,389	Coca-Cola Co.	51,805
BIOTECHNOLOGY—2.3%
241,000	Amgen Inc.	58,211
BUILDING PRODUCTS—2.7%
935,413	Johnson Controls International plc	66,807
CAPITAL MARKETS—2.4%
227,000	Ameriprise Financial Inc.	58,466
CHEMICALS—5.8%
1,513,000	Corteva Inc.	64,726
143,357	Ecolab Inc.	31,657
546,236	RPM International Inc.	47,299
		143,682
CONSTRUCTION MATERIALS—2.5%
172,000	Martin Marietta Materials Inc.	62,488
CONSUMER FINANCE—3.3%
502,000	Capital One Financial Corp.	81,173
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)—5.0%
332,150	Crown Castle International Corp.	64,135
355,146	Equity Lifestyle Properties Inc.	29,761
151,066	Sun Communities Inc.	29,626
		123,522
FOOD & STAPLES RETAILING—0.9%
466,000	Walgreens Boots Alliance Inc.	21,972
FOOD PRODUCTS—1.5%
511,249	Tyson Foods Inc.	36,534
HEALTH CARE EQUIPMENT & SUPPLIES—8.7%
680,000	Alcon Inc. (Switzerland)	49,504
359,159	Danaher Corp.	106,846
455,000	Medtronic plc (Ireland)	59,746
		216,096
HOUSEHOLD DURABLES—6.0%
703,000	Lennar Corp. Class A	73,921
7,126	Lennar Corp. Class B	615
705,339	Sony Corp. ADR (Japan)[1]	73,567
		148,103
HOUSEHOLD PRODUCTS—2.1%
359,646	Procter & Gamble Co.	51,153
COMMON STOCKS—Continued
Shares		Value
INDUSTRIAL CONGLOMERATES—2.6%
271,000	Honeywell International Inc.	$63,357
INSURANCE—3.8%
238,099	Chubb Ltd. (Switzerland)	40,177
459,181	Cincinnati Financial Corp	54,128
		94,305
INTERACTIVE MEDIA & SERVICES—2.8%
977,500	Twitter Inc.*	68,181
IT SERVICES—2.5%
226,098	PayPal Holdings Inc.*	62,297
MACHINERY—5.3%
212,000	Parker-Hannifin Corp.	66,150
514,000	Xylem Inc.	64,687
		130,837
OIL, GAS & CONSUMABLE FUELS—2.8%
2,377,000	Cabot Oil & Gas Corp.	38,032
442,180	Phillips 66	32,469
		70,501
PHARMACEUTICALS—3.7%
1,442,596	Elanco Animal Health Inc.*	52,611
430,197	Novartis AG ADR (Switzerland)[1]	39,746
		92,357
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—5.4%
449,193	Microchip Technology Inc.	64,289
463,200	QUALCOMM Inc.	69,387
		133,676
SOFTWARE—11.8%
168,076	Adobe Inc.*	104,481
223,000	ANSYS Inc.*	82,167
371,166	Microsoft Corp.	105,749
		292,397
TOTAL COMMON STOCKS
(Cost $1,565,354)		2,419,149
TOTAL INVESTMENTS—97.8%
(Cost $1,565,354)		2,419,149
CASH AND OTHER ASSETS, LESS LIABILITIES—2.2%		53,196
TOTAL NET ASSETS—100.0%		$2,472,345

Harbor Large Cap Value Fund

Portfolio of Investments—Continued

FAIR VALUE MEASUREMENTS
All investments at July 31, 2021 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1. There were no Level 3 investments at July 31, 2021 or October 31, 2020.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security
1
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.

The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Mid Cap Fund

Portfolio of Investments—July 31, 2021 (Unaudited)

 Value, Cost, and Principal Amounts in Thousands
COMMON STOCKS—99.4%
Shares		Value
AEROSPACE & DEFENSE—1.4%
4,265	General Dynamics Corp.	$836
BANKS—1.6%
47,684	KeyCorp	937
BUILDING PRODUCTS—1.7%
17,135	Masco Corp.	1,023
CAPITAL MARKETS—7.6%
10,612	Houlihan Lokey Inc.	945
11,755	Intercontinental Exchange Inc.	1,409
8,633	Raymond James Financial Inc.	1,118
15,918	Stifel Financial Corp.	1,059
		4,531
CHEMICALS—4.6%
5,863	Albemarle Corp.	1,208
6,478	Eastman Chemical Co.	730
4,602	Scotts Miracle-Gro Co.	815
		2,753
COMMERCIAL SERVICES & SUPPLIES—4.1%
12,767	Republic Services Inc.	1,511
12,957	Stericycle Inc.*	914
		2,425
CONTAINERS & PACKAGING—2.9%
5,013	Packaging Corp. of America	710
17,853	Sealed Air Corp.	1,013
		1,723
ELECTRICAL EQUIPMENT—1.6%
16,519	Sensata Technologies Holding plc (United Kingdom)*	968
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—4.3%
8,384	Arrow Electronics Inc.*	994
9,557	Keysight Technologies Inc.*	1,573
		2,567
ENTERTAINMENT—1.8%
12,606	Activision Blizzard Inc.	1,054
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)—4.6%
22,558	Americold Realty Trust	876
8,032	Boston Properties Inc.	943
2,711	SBA Communications Corp.	925
		2,744
FOOD & STAPLES RETAILING—1.3%
10,290	Sysco Corp.	764
HEALTH CARE EQUIPMENT & SUPPLIES—1.5%
13,734	Dentsply Sirona Inc.	907
HEALTH CARE PROVIDERS & SERVICES—2.6%
5,350	AmerisourceBergen Corp.	654
3,078	Laboratory Corp. of America Holdings*	911
		1,565
HOTELS, RESTAURANTS & LEISURE—2.4%
9,952	Darden Restaurants Inc.	1,452
HOUSEHOLD DURABLES—2.9%
18,293	D.R. Horton Inc.	1,746
COMMON STOCKS—Continued
Shares		Value
INSURANCE—4.3%
5,584	Reinsurance Group of America Inc.	$615
5,575	Renaissance Holdings Ltd. (Bermuda)	851
11,682	The Progressive Corp.	1,112
		2,578
IT SERVICES—5.3%
7,812	Akamai Technologies Inc.*	937
10,905	Black Knight Inc.*	903
6,786	Global Payments Inc.	1,312
		3,152
LIFE SCIENCES TOOLS & SERVICES—6.3%
8,912	Agilent Technologies Inc.	1,366
1,949	Bio-Rad Laboratories Inc.*	1,441
10,216	Syneos Health Inc.*	916
		3,723
MACHINERY—6.1%
3,708	Cummins Inc.	861
5,555	Dover Corp.	928
4,221	Snap-on Inc.	920
7,563	Woodward Inc.	919
		3,628
MULTILINE RETAIL—1.7%
10,187	Dollar Tree Inc.*	1,017
MULTI-UTILITIES—1.4%
8,501	WEC Energy Group Inc.	800
OIL, GAS & CONSUMABLE FUELS—3.2%
15,479	Cimarex Energy Co.	1,009
26,106	Continental Resources Inc.	892
		1,901
REAL ESTATE MANAGEMENT & DEVELOPMENT—2.8%
17,457	CBRE Group Inc.*	1,684
ROAD & RAIL—1.5%
27,791	CSX Corp.	898
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—8.8%
8,868	Applied Materials Inc.	1,241
8,076	CMC Materials Inc.	1,168
9,219	Skyworks Solutions Inc.	1,701
7,534	Xilinx Inc.	1,129
		5,239
SOFTWARE—7.5%
4,104	ANSYS Inc.*	1,512
21,840	CDK Global Inc.	1,048
6,698	Synopsys Inc.*	1,929
		4,489
SPECIALTY RETAIL—1.0%
8,841	TJX Companies Inc.	608

Harbor Mid Cap Fund

Portfolio of Investments—Continued

 Value, Cost, and Principal Amounts in Thousands
COMMON STOCKS—Continued
Shares		Value
TRADING COMPANIES & DISTRIBUTORS—2.6%
20,580	Air Lease Corp.	$872
7,123	GATX Corp.	657
		1,529
TOTAL COMMON STOCKS
(Cost $51,085)		59,241
TOTAL INVESTMENTS—99.4%
(Cost $51,085)		59,241
CASH AND OTHER ASSETS, LESS LIABILITIES—0.6%		362
TOTAL NET ASSETS—100.0%		$59,603

FAIR VALUE MEASUREMENTS
All investments at July 31, 2021 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1. There were no Level 3 investments at July 31, 2021 or October 31, 2020.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security
The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Mid Cap Growth Fund

Portfolio of Investments—July 31, 2021 (Unaudited)

 Value, Cost, and Principal Amounts in Thousands
COMMON STOCKS—98.9%
Shares		Value
ACQUISITION COMPANIES—0.1%
53,800	BowX Acquisition Corp.*	$569
AUTOMOBILES—1.8%
71,431	Thor Industries Inc.	8,455
BEVERAGES—1.1%
7,144	Boston Beer Co. Inc.*	5,072
BIOTECHNOLOGY—3.0%
45,395	Apellis Pharmaceuticals Inc.*	2,905
19,388	Ascendis Pharma AS ADR (Denmark)*,1	2,292
52,990	Exact Sciences Corp.*	5,714
35,767	Kodiak Sciences Inc.*	2,999
		13,910
BUILDING PRODUCTS—1.1%
68,876	Johnson Controls International plc	4,919
CAPITAL MARKETS—3.8%
97,655	Ares Management Corp.	6,993
123,485	Tradeweb Markets Inc.	10,710
		17,703
COMMERCIAL SERVICES & SUPPLIES—1.8%
58,094	Copart Inc.*	8,540
COMMUNICATIONS EQUIPMENT—2.8%
34,689	Arista Networks Inc.*	13,195
DIVERSIFIED CONSUMER SERVICES—4.0%
142,339	2U Inc.*	6,178
142,179	Chegg Inc.*	12,601
		18,779
ENTERTAINMENT—2.9%
59,952	Spotify Technology SA (Sweden)*	13,709
HEALTH CARE EQUIPMENT & SUPPLIES—10.3%
30,217	ABIOMED Inc.*	9,885
19,699	Align Technology Inc.*	13,707
32,657	Dexcom Inc.*	16,835
26,673	Insulet Corp.*	7,460
		47,887
HEALTH CARE PROVIDERS & SERVICES—2.0%
151,672	Oak Street Health Inc.*	9,561
HEALTH CARE TECHNOLOGY—1.6%
226,556	GoodRx Holdings Inc.*	7,266
HOTELS, RESTAURANTS & LEISURE—8.7%
10,198	Chipotle Mexican Grill Inc.*	19,003
238,962	DraftKings Inc.*	11,590
60,110	Penn National Gaming Inc.*	4,110
76,188	Planet Fitness Inc.*	5,732
		40,435
HOUSEHOLD DURABLES—2.1%
92,166	Lennar Corp.	9,691
INTERACTIVE MEDIA & SERVICES—4.1%
79,954	Match Group Inc.*	12,734
85,342	Snap Inc.*	6,351
		19,085
COMMON STOCKS—Continued
Shares		Value
IT SERVICES—3.3%
68,539	Leidos Holdings Inc.	$7,294
23,031	MongoDB Inc.*	8,266
		15,560
LEISURE PRODUCTS—1.5%
52,138	Polaris Industries Inc.	6,834
LIFE SCIENCES TOOLS & SERVICES—1.4%
41,453	Agilent Technologies Inc.	6,352
MACHINERY—1.6%
38,500	Middleby Corp.*	7,372
PHARMACEUTICALS—1.3%
140,459	Elanco Animal Health Inc.*	5,123
8,407	Reata Pharmaceuticals Inc.*	1,053
		6,176
PROFESSIONAL SERVICES—3.3%
175,615	CoStar Group Inc.*	15,603
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—5.7%
124,408	Marvell Technology Inc.	7,528
34,144	MKS Instruments Inc.	5,342
27,342	SolarEdge Technologies Inc.*	7,095
28,954	Universal Display Corp.	6,789
		26,754
SOFTWARE—15.7%
26,182	Fair Isaac Corp.*	13,717
63,922	Guidewire Software Inc.*	7,364
526,574	ironSource Ltd. (Israel)*	4,492
511,853	MultiPlan Corp.*	4,120
36,744	Paycom Software Inc.*	14,698
42,087	RingCentral Inc.*	11,248
145,885	Varonis Systems Inc.*	8,928
37,832	Workday Inc.*	8,868
		73,435
SPECIALTY RETAIL—9.4%
57,505	Five Below Inc.*	11,180
104,962	Floor & Decor Holdings Inc.*	12,807
138,052	Ollie's Bargain Outlet Holdings Inc.*	12,853
55,696	Ross Stores Inc.	6,833
		43,673
TEXTILES, APPAREL & LUXURY GOODS—4.5%
52,306	Lululemon Athletica Inc.*	20,931
TOTAL COMMON STOCKS
(Cost $370,263)		461,466

EXCHANGE-TRADED FUNDS—0.4%
(Cost $1,885)
CAPITAL MARKETS—0.4%
16,610	iShares Russell Mid-Cap Growth ETF	1,898

Harbor Mid Cap Growth Fund

Portfolio of Investments—Continued

 Value, Cost, and Principal Amounts in Thousands
SHORT-TERM INVESTMENTS—1.9%
(Cost $8,743)
Principal Amount		Value
REPURCHASE AGREEMENTS—1.9%
$8,743	Repurchase Agreement with Bank of America dated July 30, 2021 due August 02, 2021 at 0.040% collateralized by U.S. Treasury Notes (value $8,829)	$8,743
TOTAL INVESTMENTS—101.2%
(Cost $380,891)		472,107
CASH AND OTHER ASSETS, LESS LIABILITIES—(1.2)%		(5,572)
TOTAL NET ASSETS—100.0%		$466,535

FAIR VALUE MEASUREMENTS
As of July 31, 2021, the repurchase agreement (as disclosed in the preceding Portfolio of Investments) was classified as Level 2 and all other investments were classified as Level 1. There were no Level 3 investments at July 31, 2021 or October 31, 2020.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security
1
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.

The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Mid Cap Value Fund

Portfolio of Investments—July 31, 2021 (Unaudited)

 Value, Cost, and Principal Amounts in Thousands
COMMON STOCKS—98.7%
Shares		Value
AEROSPACE & DEFENSE—2.2%
9,300	Huntington Ingalls Industries Inc.	$1,908
14,800	L3Harris Technologies Inc.	3,356
69,600	Textron Inc.	4,803
		10,067
AIR FREIGHT & LOGISTICS—0.9%
58,200	Atlas Air Worldwide Holdings Inc.*	3,898
AIRLINES—0.8%
39,500	Alaska Air Group Inc.*	2,292
31,500	United Airlines Holdings Inc.*	1,472
		3,764
AUTO COMPONENTS—1.9%
187,400	American Axle & Manufacturing Holdings Inc.*	1,816
58,900	BorgWarner Inc.	2,885
68,900	Goodyear Tire & Rubber Co.*	1,082
15,400	Lear Corp.	2,695
		8,478
AUTOMOBILES—0.6%
70,000	Harley-Davidson Inc.	2,773
BANKS—5.2%
140,200	Citizens Financial Group Inc.	5,911
155,200	Fifth Third Bancorp	5,632
171,400	KeyCorp	3,370
209,000	Regions Financial Corp.	4,023
89,800	Zions Bancorporation	4,683
		23,619
BEVERAGES—1.2%
110,500	Molson Coors Brewing Co.	5,402
BIOTECHNOLOGY—0.6%
196,000	Ironwood Pharmaceuticals Inc.*	2,601
BUILDING PRODUCTS—1.0%
47,400	Owens Corning	4,558
CAPITAL MARKETS—1.9%
19,800	Ameriprise Financial Inc.	5,100
71,900	Lazard Ltd. (Bermuda)	3,393
		8,493
CHEMICALS—4.5%
45,000	Cabot Corp.	2,478
18,100	Celanese Corp.	2,819
112,122	Chemours Co.	3,728
38,100	Eastman Chemical Co.	4,295
114,500	Huntsman Corp.	3,024
28,000	LyondellBasell Industries NV	2,781
21,500	Trinseo SA (Luxembourg)	1,169
		20,294
CONSUMER FINANCE—3.0%
117,500	Ally Financial Inc.	6,035
22,700	Discover Financial Services	2,822
225,200	Navient Corp.	4,601
		13,458
CONTAINERS & PACKAGING—3.5%
35,800	Berry Global Group Inc.*	2,301
84,000	Graphic Packaging Holding Co.	1,610
COMMON STOCKS—Continued
Shares		Value
CONTAINERS & PACKAGING—Continued
61,100	Greif Inc.	$3,704
158,830	O-I Glass Inc.*	2,349
55,200	Silgan Holdings Inc.	2,237
72,300	WestRock Co.	3,558
		15,759
DIVERSIFIED CONSUMER SERVICES—0.5%
87,800	H&R Block Inc.	2,155
DIVERSIFIED FINANCIAL SERVICES—0.6%
79,987	Banco Latinoamericano de Comercio Exterior SA (Panama)	1,318
24,300	Voya Financial Inc.	1,565
		2,883
ELECTRIC UTILITIES—1.3%
24,500	Edison International	1,335
52,700	NRG Energy Inc.	2,174
90,200	PPL Corp.	2,559
		6,068
ELECTRICAL EQUIPMENT—0.5%
31,200	Atkore Inc.*	2,343
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—3.4%
33,000	Arrow Electronics Inc.*	3,913
48,100	Avnet Inc.	1,987
61,800	Methode Electronics Inc.	2,956
40,600	Sanmina Corp.*	1,560
13,988	SYNNEX Corp.	1,672
125,800	TTM Technologies Inc.*	1,760
69,800	Vishay Intertechnology Inc.	1,545
		15,393
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)—7.8%
138,000	Brandywine Realty Trust	1,927
121,600	Brixmor Property Group Inc.	2,799
429,000	Franklin Street Properties Corp.	2,239
40,900	Gaming and Leisure Properties Inc.	1,936
160,589	Hersha Hospitality Trust*	1,511
88,234	Industrial Logistics Properties Trust	2,391
55,600	Iron Mountain Inc.	2,433
114,400	Medical Properties Trust Inc.	2,406
52,750	Office Properties Income Trust	1,529
86,200	Omega Healthcare Investors Inc.	3,127
139,000	Paramount Group Inc.	1,357
138,248	Piedmont Office Realty Trust Inc.	2,630
63,300	Plymouth Industrial REIT Inc.	1,461
32,452	Retail Value Inc.	793
138,200	Sabra Health Care REIT Inc.	2,569
124,400	Service Properties Trust	1,385
95,800	SITE Centers Corp.	1,519
5,900	Summit Hotel Properties Inc.*	53
82,900	Tanger Factory Outlet Centers Inc.	1,423
		35,488
FOOD & STAPLES RETAILING—2.6%
51,800	Ingles Markets Inc.	3,096
166,300	Kroger Co.	6,768
80,000	Sprouts Farmers Market Inc.*	1,966
		11,830

Harbor Mid Cap Value Fund

Portfolio of Investments—Continued

 Value, Cost, and Principal Amounts in Thousands
COMMON STOCKS—Continued
Shares		Value
FOOD PRODUCTS—3.1%
71,900	Conagra Brands Inc.	$2,408
32,200	Ingredion Inc.	2,827
32,100	JM Smucker Co.	4,209
68,100	Tyson Foods Inc.	4,866
		14,310
GAS UTILITIES—0.6%
55,800	National Fuel Gas Co.	2,870
HEALTH CARE PROVIDERS & SERVICES—4.6%
59,300	Cardinal Health Inc.	3,521
35,100	DaVita Inc.*	4,221
12,300	HCA Healthcare Inc.	3,053
6,400	Laboratory Corp. of America Holdings*	1,895
24,700	McKesson Corp.	5,035
19,000	Universal Health Services Inc.	3,048
		20,773
HOTELS, RESTAURANTS & LEISURE—0.3%
30,500	Travel + Leisure Co.	1,580
HOUSEHOLD DURABLES—4.3%
101,478	Ethan Allen Interiors Inc.	2,412
26,100	Meritage Homes Corp.*	2,834
68,100	PulteGroup Inc.	3,737
72,600	Toll Brothers Inc.	4,303
27,300	Whirlpool Corp.	6,048
		19,334
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS—1.3%
314,400	Vistra Energy Corp.	6,021
INSURANCE—7.1%
55,600	Aflac Inc.	3,058
43,800	Allstate Corp.	5,696
23,200	American Financial Group Inc.	2,935
13,700	Hanover Insurance Group Inc.	1,862
85,700	Hartford Financial Services Group Inc.	5,452
57,600	Lincoln National Corp.	3,549
129,100	Old Republic International Corp.	3,184
58,400	Principal Financial Group Inc.	3,628
75,200	Universal Insurance Holdings Inc.	1,065
64,400	Unum Group	1,765
		32,194
INTERNET & DIRECT MARKETING RETAIL—1.2%
77,700	eBay Inc.	5,300
IT SERVICES—1.8%
13,988	Concentrix Corp.*	2,290
79,600	DXC Technology Co.*	3,182
117,600	Western Union Co.	2,730
		8,202
LEISURE PRODUCTS—0.8%
23,300	Brunswick Corp.	2,432
17,894	Sturm Ruger & Co. Inc.	1,331
		3,763
MACHINERY—6.7%
38,800	AGCO Corp.	5,126
100,600	Allison Transmission Holdings Inc.	4,015
17,600	Cummins Inc.	4,085
COMMON STOCKS—Continued
Shares		Value
MACHINERY—Continued
135,300	Meritor Inc.*	$3,292
31,900	Oshkosh Corp.	3,814
20,600	Snap-on Inc.	4,490
55,500	Timken Co.	4,412
89,100	Wabash National Corp.	1,304
		30,538
MEDIA—2.3%
82,500	AMC Networks Inc.*	4,128
18,100	Nexstar Media Group Inc.	2,662
144,100	TEGNA Inc.	2,554
32,300	ViacomCBS Inc.	1,322
		10,666
METALS & MINING—1.2%
35,800	Reliance Steel & Aluminum Co.	5,626
MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITs)—1.0%
166,600	Annaly Capital Management Inc.	1,414
298,300	MFA Financial Inc.	1,393
93,400	PennyMac Mortgage Investment Trust	1,842
		4,649
MULTILINE RETAIL—1.0%
48,600	Big Lots Inc.	2,800
99,500	Macy's Inc.*	1,691
		4,491
MULTI-UTILITIES—0.6%
93,150	MDU Resources Group Inc.	2,955
OIL, GAS & CONSUMABLE FUELS—1.9%
93,200	Devon Energy Corp.	2,408
65,800	HollyFrontier Corp.	1,935
34,700	Marathon Petroleum Corp.	1,916
32,800	Valero Energy Corp.	2,197
		8,456
PHARMACEUTICALS—2.2%
36,100	Jazz Pharmaceuticals plc (Ireland)*	6,120
110,150	Lannett Co. Inc.*	511
36,200	Prestige Consumer Healthcare Inc.*	1,902
93,493	Viatris Inc.	1,316
		9,849
PROFESSIONAL SERVICES—0.7%
27,500	ManpowerGroup Inc.	3,261
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—1.7%
137,800	Amkor Technology Inc.	3,395
16,000	Diodes Inc.*	1,312
15,500	Qorvo Inc.*	2,939
		7,646
SOFTWARE—0.8%
24,300	J2 Global Inc.*	3,433
SPECIALTY RETAIL—4.3%
31,000	Best Buy Co. Inc.	3,483
29,600	Dick's Sporting Goods Inc.	3,083
81,800	Foot Locker Inc.	4,667
18,600	Group 1 Automotive Inc.	3,232

Harbor Mid Cap Value Fund

Portfolio of Investments—Continued

 Value, Cost, and Principal Amounts in Thousands
COMMON STOCKS—Continued
Shares		Value
SPECIALTY RETAIL—Continued
36,200	ODP Corp.*	$1,713
36,800	Penske Automotive Group Inc.	3,260
		19,438
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—3.3%
242,314	HP Inc.	6,996
66,400	Seagate Technology Holdings plc (Ireland)	5,836
93,900	Xerox Holdings Corp.	2,266
		15,098
TEXTILES, APPAREL & LUXURY GOODS—0.2%
17,700	Capri Holdings Ltd. (Virgin Islands)*	997
THRIFTS & MORTGAGE FINANCE—0.9%
132,900	MGIC Investment Corp.	1,839
107,200	Radian Group Inc.	2,421
		4,260
COMMON STOCKS—Continued
Shares		Value
TRADING COMPANIES & DISTRIBUTORS—0.8%
65,642	Triton International Ltd. (Bermuda)	$3,465
TOTAL COMMON STOCKS
(Cost $363,081)		448,499
TOTAL INVESTMENTS—98.7%
(Cost $363,081)		448,499
CASH AND OTHER ASSETS, LESS LIABILITIES—1.3%		6,009
TOTAL NET ASSETS—100.0%		$454,508

FAIR VALUE MEASUREMENTS
All investments at July 31, 2021 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1. There were no Level 3 investments at July 31, 2021 or October 31, 2020.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security
The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Small Cap Growth Fund

Portfolio of Investments—July 31, 2021 (Unaudited)

 Value, Cost, and Principal Amounts in Thousands
COMMON STOCKS—95.1%
Shares		Value
AEROSPACE & DEFENSE—1.7%
348,906	Hexcel Corp.*	$18,987
AUTO COMPONENTS—0.7%
364,480	Mister Car Wash Inc.*	7,596
BANKS—2.1%
30,788	First Citizens Bancshares Inc.	24,094
BIOTECHNOLOGY—15.5%
194,706	Acceleron Pharma Inc.*	24,350
143,840	Ascendis Pharma AS ADR (Denmark)*,1	17,000
238,836	Blueprint Medicines Corp.*	20,986
221,960	Bridgebio Pharma Inc.*	11,864
146,414	Fate Therapeutics Inc.*	12,123
504,150	Invitae Corp.*	14,111
1,520,929	Ironwood Pharmaceuticals Inc.*	20,183
547,236	Mersana Therapeutics Inc.*	6,020
230,008	Nkarta Inc.*	7,305
37,380	Novavax Inc.*	6,703
334,363	Rocket Pharmaceuticals Inc.*	11,977
328,138	Turning Point Therapeutics Inc.*	20,942
		173,564
BUILDING PRODUCTS—4.2%
245,585	Advanced Drainage Systems Inc.	29,984
173,410	Trex Co. Inc.*	16,838
		46,822
CHEMICALS—1.4%
315,680	Avient Corp.	15,317
COMMERCIAL SERVICES & SUPPLIES—1.0%
66,460	MSA Safety Inc.	10,931
CONTAINERS & PACKAGING—2.5%
218,580	Berry Global Group Inc.*	14,052
554,509	Ranpak Holdings Corp.*	14,207
		28,259
DIVERSIFIED CONSUMER SERVICES—0.8%
207,680	2U Inc.*	9,013
ELECTRICAL EQUIPMENT—2.4%
352,540	Atkore Inc.*	26,479
ENTERTAINMENT—1.8%
1,968,300	Zynga Inc.*	19,880
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)—5.1%
495,320	American Assets Trust Inc.	18,292
107,480	PS Business Parks Inc.	16,517
440,800	Spirit Realty Capital Inc.	22,137
		56,946
HEALTH CARE EQUIPMENT & SUPPLIES—3.4%
301,400	Haemonetics Corp.*	18,322
186,910	Tandem Diabetes Care Inc.*	20,312
		38,634
HEALTH CARE PROVIDERS & SERVICES—3.5%
80,994	Amedisys Inc.*	21,109
902,480	Option Care Health Inc.*	18,699
		39,808
COMMON STOCKS—Continued
Shares		Value
HOTELS, RESTAURANTS & LEISURE—4.1%
332,290	Cheesecake Factory Inc.*	$15,039
100,730	Churchill Downs Inc.	18,716
1,868,091	Playa Hotels & Resorts NV (Netherlands)*	12,498
		46,253
HOUSEHOLD DURABLES—1.7%
92,420	Topbuild Corp.*	18,733
INSURANCE—3.4%
487,535	BRP Group Inc.*	13,290
138,105	Palomar Holdings Inc.*	11,246
93,972	Primerica Inc.	13,741
		38,277
IT SERVICES—4.6%
206,640	Shift4 Payments Inc.*	18,430
95,272	WEX Inc.*	18,076
179,128	WNS Holdings Ltd. ADR (India)*,1	14,750
		51,256
LEISURE PRODUCTS—1.3%
180,163	BRP Inc. (Canada)	15,089
LIFE SCIENCES TOOLS & SERVICES—3.4%
33,490	Bio-Rad Laboratories Inc.*	24,766
404,462	Pacific Biosciences of California Inc.*	13,004
		37,770
MACHINERY—5.6%
216,504	ITT Inc.	21,198
142,260	Lincoln Electric Holdings Inc.	19,835
272,063	Timken Co.	21,629
		62,662
OIL, GAS & CONSUMABLE FUELS—1.0%
294,390	PDC Energy Inc.	11,643
PHARMACEUTICALS—3.8%
1,475,740	Innoviva Inc.*	20,926
365,521	Pacira BioSciences Inc.*	21,547
		42,473
PROFESSIONAL SERVICES—0.5%
99,170	Upwork Inc.*	5,136
ROAD & RAIL—2.0%
101,240	Saia Inc.*	22,880
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—6.3%
64,324	Advanced Energy Industries Inc.	6,674
88,170	MKS Instruments Inc.	13,793
360,847	Silicon Motion Technology Corp. ADR (Taiwan)[1]	27,060
269,462	SMART Global Holdings Inc.*	12,621
70,608	Synaptics Inc.*	10,727
		70,875
SOFTWARE—5.4%
105,400	Blackline Inc.*	12,057
561,260	Cognyte Software Ltd. (Israel)*	14,576
327,094	Mimecast Ltd. (Jersey)*	18,170
211,840	Smartsheet Inc.*	15,369
		60,172

Harbor Small Cap Growth Fund

Portfolio of Investments—Continued

 Value, Cost, and Principal Amounts in Thousands
COMMON STOCKS—Continued
Shares		Value
SPECIALTY RETAIL—3.9%
90,860	Five Below Inc.*	$17,665
479,225	National Vision Holdings Inc.*	25,868
		43,533
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—2.0%
227,415	NCR Corp.*	10,097
647,443	Pure Storage Inc.*	12,638
		22,735
TOTAL COMMON STOCKS
(Cost $819,863)		1,065,817
TOTAL INVESTMENTS—95.1%
(Cost $819,863)		1,065,817
CASH AND OTHER ASSETS, LESS LIABILITIES—4.9%		55,046
TOTAL NET ASSETS—100.0%		$1,120,863

FAIR VALUE MEASUREMENTS
All investments at July 31, 2021 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1. There were no Level 3 investments at July 31, 2021 or October 31, 2020.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security
1
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.

The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Small Cap Value Fund

Portfolio of Investments—July 31, 2021 (Unaudited)

 Value, Cost, and Principal Amounts in Thousands
COMMON STOCKS—98.6%
Shares		Value
AEROSPACE & DEFENSE—7.3%
993,387	Hexcel Corp.*	$54,060
305,676	Moog Inc.	23,803
1,030,216	Parsons Corp.*	39,787
176,379	Teledyne Technologies Inc.*	79,859
		197,509
BANKS—7.8%
851,679	Enterprise Financial Services Corp.	37,959
995,733	First Merchants Corp.	40,556
831,300	Heartland Financial USA Inc.	37,924
464,552	South State Corp.	31,980
840,435	Trustmark Corp.	25,230
1,053,872	United Bankshares Inc.	36,401
		210,050
BIOTECHNOLOGY—3.3%
667,016	Emergent BioSolutions Inc.*	43,956
1,413,843	Myriad Genetics Inc.*	44,720
		88,676
CAPITAL MARKETS—6.2%
856,597	Houlihan Lokey Inc.	76,323
380,866	Raymond James Financial Inc.	49,314
630,326	Stifel Financial Corp.	41,942
		167,579
CHEMICALS—3.9%
730,111	Cabot Corp.	40,200
364,001	Scotts Miracle-Gro Co.	64,414
		104,614
COMMERCIAL SERVICES & SUPPLIES—4.1%
1,098,328	Casella Waste Systems Inc.*	75,543
2,522,712	Steelcase Inc.	34,687
		110,230
CONSUMER FINANCE—2.0%
690,918	FirstCash Inc.	54,721
ELECTRICAL EQUIPMENT—2.0%
540,380	EnerSys	53,314
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—5.3%
208,000	Littelfuse Inc.	55,326
480,650	Plexus Corp.*	43,412
1,144,707	Sanmina Corp.*	43,980
		142,718
ENERGY EQUIPMENT & SERVICES—1.3%
402,650	Core Laboratories NV (Netherlands)	13,432
466,596	DMC Global Inc.*	20,423
		33,855
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)—4.9%
1,389,248	Corporate Office Properties Trust	40,900
1,824,223	Pebblebrook Hotel Trust	41,027
1,245,896	STAG Industrial Inc.	51,480
		133,407
FOOD PRODUCTS—3.1%
1,210,673	Darling Ingredients Inc.*	83,621
COMMON STOCKS—Continued
Shares		Value
HEALTH CARE EQUIPMENT & SUPPLIES—3.5%
490,488	CONMED Corp.	$67,658
1,289,464	Meridian Bioscience Inc.*	26,434
		94,092
HEALTH CARE PROVIDERS & SERVICES—5.0%
2,387,090	MEDNAX Inc.*	69,512
241,730	Molina Healthcare Inc.*	65,995
		135,507
HOTELS, RESTAURANTS & LEISURE—1.7%
338,001	Cracker Barrel Old Country Store Inc.	46,029
HOUSEHOLD DURABLES—1.8%
446,217	Meritage Homes Corp.*	48,450
INSURANCE—2.7%
662,651	Horace Mann Educators Corp.	26,380
290,920	Reinsurance Group of America Inc.	32,054
557,245	United Fire Group Inc.	13,886
		72,320
IT SERVICES—3.9%
567,083	ManTech International Corp.	49,597
4,617,477	Sabre Corp.*	54,440
		104,037
MACHINERY—8.4%
558,650	Albany International Corp.	48,239
880,489	Altra Industrial Motion Corp.	55,189
817,246	Franklin Electric Co. Inc.	66,818
719,570	Timken Co.	57,206
		227,452
OIL, GAS & CONSUMABLE FUELS—0.8%
2,588,064	Archrock Inc.	22,283
PHARMACEUTICALS—3.8%
862,219	Catalent Inc.*	103,302
ROAD & RAIL—1.5%
537,569	Ryder System Inc.	40,936
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—11.2%
441,299	Advanced Energy Industries Inc.	45,785
422,325	CMC Materials Inc.	61,085
592,380	Entegris Inc.	71,465
1,800,331	FormFactor Inc.*	67,080
128,595	Monolithic Power Systems Inc.	57,773
		303,188
TEXTILES, APPAREL & LUXURY GOODS—1.5%
1,248,707	Wolverine World Wide Inc.	41,882
TRADING COMPANIES & DISTRIBUTORS—1.6%
456,055	GATX Corp.	42,071
TOTAL COMMON STOCKS
(Cost $1,710,552)		2,661,843
TOTAL INVESTMENTS—98.6%
(Cost $1,710,552)		2,661,843
CASH AND OTHER ASSETS, LESS LIABILITIES—1.4%		37,972
TOTAL NET ASSETS—100.0%		$2,699,815

Harbor Small Cap Value Fund

Portfolio of Investments—Continued

FAIR VALUE MEASUREMENTS
All investments at July 31, 2021 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1. There were no Level 3 investments at July 31, 2021 or October 31, 2020.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security
The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Strategic Growth Fund

Portfolio of Investments—July 31, 2021 (Unaudited)

 Value, Cost, and Principal Amounts in Thousands
COMMON STOCKS—95.1%
Shares		Value
AEROSPACE & DEFENSE—1.3%
2,413	TransDigm Group Inc.*	$1,547
BANKS—6.1%
27,706	First Republic Bank	5,403
31,246	U.S. Bancorp.	1,736
		7,139
BEVERAGES—1.7%
12,468	PepsiCo Inc.	1,957
CAPITAL MARKETS—6.1%
49,180	Charles Schwab Corp.	3,342
10,215	Moody's Corp.	3,841
		7,183
CHEMICALS—6.2%
12,627	Air Products & Chemicals Inc.	3,675
6,667	Ecolab Inc.	1,472
7,011	Linde plc (Ireland)	2,155
		7,302
DIVERSIFIED FINANCIAL SERVICES—4.5%
19,142	Berkshire Hathaway Inc. Class B*	5,327
ELECTRICAL EQUIPMENT—2.6%
28,830	Amphenol Corp.	2,090
29,313	Vontier Corp.	948
		3,038
ENTERTAINMENT—1.9%
4,412	Netflix Inc.*	2,283
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)—3.4%
14,278	American Tower Corp.	4,038
HEALTH CARE EQUIPMENT & SUPPLIES—1.3%
4,000	Teleflex Inc.	1,590
HOTELS, RESTAURANTS & LEISURE—1.2%
11,304	Starbucks Corp.	1,373
INDUSTRIAL CONGLOMERATES—5.2%
16,579	Honeywell International Inc.	3,876
4,637	Roper Technologies Inc.	2,278
		6,154
INSURANCE—3.3%
3,196	Markel Corp.*	3,855
INTERACTIVE MEDIA & SERVICES—7.1%
1,886	Alphabet Inc. Class C*	5,101
9,218	Facebook Inc.*	3,284
		8,385
INTERNET & DIRECT MARKETING RETAIL—4.1%
1,437	Amazon.com Inc.*	4,782
IT SERVICES—3.0%
14,249	Visa Inc.	3,511
LIFE SCIENCES TOOLS & SERVICES—2.5%
1,986	Mettler-Toledo International Inc.*	2,927
MACHINERY—1.9%
31,433	Fortive Corp.	2,284
COMMON STOCKS—Continued
Shares		Value
PERSONAL PRODUCTS—1.8%
36,251	Unilever plc ADR (United Kingdom)[1]	$2,085
PHARMACEUTICALS—3.2%
21,757	Johnson & Johnson	3,746
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—3.0%
24,899	Microchip Technology Inc.	3,563
SOFTWARE—16.1%
7,415	Adobe Inc.*	4,609
9,957	Intuit Inc.	5,277
15,238	Microsoft Corp.	4,342
10,074	salesforce.com Inc.*	2,437
16,524	SAP SE ADR (Germany)[1]	2,375
		19,040
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—4.8%
38,935	Apple Inc.	5,679
TEXTILES, APPAREL & LUXURY GOODS—2.8%
19,552	NIKE Inc.	3,275
TOTAL COMMON STOCKS
(Cost $56,592)		112,063
TOTAL INVESTMENTS—95.1%
(Cost $56,592)		112,063
CASH AND OTHER ASSETS, LESS LIABILITIES—4.9%		5,792
TOTAL NET ASSETS—100.0%		$117,855

Harbor Strategic Growth Fund

Portfolio of Investments—Continued

FAIR VALUE MEASUREMENTS
All investments at July 31, 2021 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1. There were no Level 3 investments at July 31, 2021 or October 31, 2020.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security
1
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.

The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Domestic Equity Funds

Notes to Portfolios of Investments—July 31, 2021 (Unaudited)

Note 1—Organizational Matters
Harbor Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as an open-end management investment company. As of July 31, 2021, the Trust consists of 31 separate portfolios. The portfolios covered by this report are: Harbor Capital Appreciation Fund, Harbor Large Cap Value Fund, Harbor Mid Cap Fund, Harbor Mid Cap Growth Fund, Harbor Mid Cap Value Fund, Harbor Small Cap Growth Fund, Harbor Small Cap Value Fund, and Harbor Strategic Growth Fund (individually or collectively referred to as a “Fund” or the “Funds," respectively). Harbor Capital Advisors, Inc. (“Harbor Capital”) is the investment adviser for the Funds.
 Note 2—Significant Accounting Policies
Security Valuation
The Trust’s valuation procedures permit the Funds to use a variety of valuation methodologies, consider a number of subjective factors, analyze applicable facts and circumstances and, in general, exercise judgment, when valuing Fund investments. The methodology used for a specific type of investment may vary based on the circumstances and relevant considerations, including available market data.
Equity securities (including common stock, preferred stock, and convertible preferred stock), exchange-traded funds and financial derivative instruments (such as futures contracts and options contracts, including rights and warrants) that are traded or cleared on a national securities exchange or system (except securities listed on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) system and United Kingdom securities) are valued at the last sale price on a national exchange or system on which they are principally traded or cleared as of the valuation date. Securities listed on the NASDAQ system or a United Kingdom exchange are valued at the official closing price of those securities. In the case of securities for which there are no sales on the valuation day, (i) securities traded principally on a U.S. exchange, including NASDAQ, are valued at the mean between the closing bid and ask price; and (ii) securities traded principally on a foreign exchange, including United Kingdom securities, are valued at the official bid price determined as of the close of the primary exchange. Shares of open-end registered investment companies that are held by a Fund are valued at net asset value. To the extent these securities are actively traded and fair valuation adjustments are not applied, they are normally categorized as Level 1 in the fair value hierarchy. Equity securities traded on inactive markets or valued by reference to similar instruments are normally categorized as Level 2 in the fair value hierarchy. For more information on the fair value hierarchy, please refer to the Fair Value Measurements and Disclosures section.
Short-term securities with a remaining maturity of less than 60 days at the time of acquisition that are held by a Fund are valued at amortized cost to the extent amortized cost represents fair value. Such securities are normally categorized as Level 2 in the fair value hierarchy.
Over-the-counter financial derivative instruments, such as forward currency contracts, options contracts, and swap agreements (including centrally cleared swaps), derive their value from underlying asset prices, indices, reference rates and other inputs, or a combination of these factors. These instruments are valued using evaluated prices furnished by a pricing vendor selected by the Board of Trustees. In certain cases, when a valuation is not readily available from a pricing vendor, the Fund’s subadviser provides a valuation, typically using its own proprietary models. Depending on the instrument and the terms of the transaction, the value of the derivative instrument can be determined by a pricing vendor or subadviser using a series of techniques, including simulation pricing models. The pricing models use inputs, such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates, that are observed from actively quoted markets. Derivative instruments that use valuation techniques and inputs similar to those described above are normally categorized as Level 2 in the fair value hierarchy.
A Fund may also use fair value pricing if the value of some or all of the Fund’s securities have been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur with other securities as well. In such cases, the Fund may apply a fair value factor supplied by the pricing vendor to a foreign security’s market close value to reflect changes in value that may have occurred between the close of the primary market or exchange on which the security is traded and the Fund’s pricing time. That factor may be derived using observable inputs such as a comparison of the trading patterns of a foreign security to intraday trading in the U.S. markets that are highly correlated to the foreign security or other information that becomes available after the close of the foreign market on which the security principally traded. When fair value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from market quotations, official

Harbor Domestic Equity Funds

Notes to Portfolios of Investments—Continued

Note 2—Significant Accounting Policies—Continued
closing prices or evaluated prices for the same securities, which means that the Fund may value those securities higher or lower than another given fund that uses market quotations, official closing prices or evaluated prices supplied by a pricing vendor in its calculation of net asset value. Securities valued using observable inputs, such as those described above, are normally categorized as Level 2 of the fair value hierarchy.
When reliable market quotations or evaluated prices supplied by a pricing vendor are not readily available or are not believed to accurately reflect fair value, securities are priced at their fair value as determined by the Trust’s Valuation Committee (the “Valuation Committee”) pursuant to procedures adopted, and subject to oversight, by the Board of Trustees. The Valuation Committee is comprised of a trustee and officers of the Trust and employees of Harbor Capital with relevant experience or responsibilities. Each security for which the Valuation Committee determines a fair value, including the basis for the fair value decision, is reviewed by the Board of Trustees at its regularly scheduled board meetings. Securities valued using fair valuation methods that incorporate significant unobservable inputs are normally categorized as Level 3 in the fair value hierarchy.
Fair Value Measurements and Disclosures
Various inputs may be used to determine the value of each Fund’s investments, which are summarized in three broad categories defined as Level 1, Level 2, and Level 3. The inputs or methodologies used for valuing investments are not necessarily indicative of the risk associated with investing in those investments. The assignment of an investment to Levels 1, 2, or 3 is based on the lowest level of significant inputs used to determine its fair value.
Level 1–	Quoted prices in active markets for identical securities.
Level 2–	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3–
Significant unobservable inputs are used in situations where quoted prices or other observable inputs are not available or are deemed unreliable. Significant unobservable inputs may include each Fund’s own assumptions.

The categorization of investments into Levels 1, 2, or 3, and a summary of significant unobservable inputs used for Level 3 investments, when applicable, can be found at the end of each Fund’s Portfolio of Investments schedule. For fair valuations using significant unobservable inputs, if any, a reconciliation of the beginning to ending balances for reported fair values is provided at the end of each Fund’s Portfolio of Investments schedule that presents changes attributable to realized and unrealized gains and losses and purchases, sales, and transfers in/out of the Level 3 category during the period.
Each Fund used observable inputs in its valuation methodologies whenever they were available and deemed reliable.
Securities Transactions
Securities transactions are accounted for on the trade date (the date the order to buy or sell is executed).
Please refer to the most recent annual or semi-annual reports on the Harbor Funds’ website at harborfunds.com for more information regarding each Fund’s significant accounting policies, investments, and related transactions.

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111 South Wacker Drive, 34th Floor	Chicago, IL 60606-4302	800-422-1050	harborfunds.com
Trustees & Officers
Charles F. McCain
Chairman, President & Trustee
Scott M. Amero
Trustee
Donna J. Dean
Trustee
Randall A. Hack
Trustee
Robert Kasdin
Trustee
Kathryn L. Quirk
Trustee
Douglas J. Skinner
Trustee
Ann M. Spruill
Trustee
Erik D. Ojala
Chief Compliance Officer
Anmarie S. Kolinski
Treasurer
Kristof M. Gleich
Vice President
Gregg M. Boland
Vice President
Diana R. Podgorny
Secretary
Jodie L. Crotteau
Assistant Secretary
Lana M. Lewandowski
AML Compliance Officer
& Assistant Secretary
Lora A. Kmieciak
Assistant Treasurer
John M. Paral
Assistant Treasurer
Investment Adviser
Harbor Capital Advisors, Inc.
111 South Wacker Drive, 34th Floor
Chicago, IL 60606-4302
312-443-4400
Distributor
Harbor Funds Distributors, Inc.
111 South Wacker Drive, 34th Floor
Chicago, IL 60606-4302
312-443-4600
Shareholder Services
Harbor Services Group, Inc.
P.O. Box 804660
Chicago, IL 60680-4108
800-422-1050
FD.NQ.DE.0120